Other disclosures - Share-based payment schemes - Share-based payment Expensed in the Income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 823	kr 363	kr 414
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	189	48	204
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	162	86	48
Amortisation period				4 years
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	436	195	145
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 36	kr 34	kr 17